INCENTIVE PLANS - Unvested Stock Awards (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Unvested stock awards (in shares):
January 1, 2014	61,136,782
New awards	17,729,497
Cancelled awards	(2,194,893)
Vested awards	(26,666,993)
December 31, 2014	50,004,393
Weighted- average grant date fair value per share (in dollars per share):
January 1, 2014	$ 39.71
New awards	$ 49.65
Cancelled awards	$ 41.31
Vested awards	$ 40.94
December 31, 2014	$ 42.52
Weighted-average market value (in dollars per share)	$ 52.02
Unrecognized compensation cost of unvested stock awards	$ 659
Weighted-average period of recognition of unrecognized compensation cost of unvested stock awards	8 months 12 days